Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Segment information
	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue
Trading and manufacturing	9,549	12,143	9,332
Engineering	5,834	5,797	5,617
	15,383	17,940	14,949
Operating income / (loss)
Trading and manufacturing	278	377	(246)
Engineering	273	(438)	590
Unallocated corporate expenses	(165)	(188)	(230)
	386	(249)	114
	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Depreciation:
Trading and manufacturing	11	11	28
Engineering	3	4	5
	14	15	33
Capital expenditures, gross
Trading and manufacturing	3	3	2
Engineering	2	2	5
	5	5	7
	December 31,
	2024	2023
	US$’000	US$’000
Assets
Trading and manufacturing	6,668	8,229
Engineering	14,040	13,891
	20,708	22,120
Liabilities
Trading and manufacturing	2,155	3,605
Engineering	1,859	2,035
	4,014	5,640

Geographical analysis of revenue and assets
	Year ended December 31,
	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue -
The PRC	6,398	7,125	5,878
Hong Kong	6,745	9,879	7,174
Others	2,240	936	1,897
	15,383	17,940	14,949
	December 31,
	2024	2023
	US$’000	US$’000

Hong Kong	5	6
The PRC	154	162
	159	168

Major suppliers and customers
	Year ended December 31,
	2024	2023	2022

Supplier A	36%	23%	21%
Supplier B	26%	42%	33%
Supplier C	8%	7%	6%
Supplier D	5%	5%	5%
Supplier E	-	-	5%
Supplier F	-	-	5%
	Year ended December 31,
	2024	2023	2022

Customer A	13%	10%	9%
Customer B	9%	14%	18%
Customer C	9%	-	-
Customer D	6%	-	-
Customer E	5%	-	-
Customer F	5%	-	-
Customer G	-	7%	-
Customer H	-	5%	-
Customer I	-	5%	6%